Segment and geographic information	6 Months Ended
Sep. 30, 2020
Segment and Geographic Information [Abstract]
Segment and geographic information
17. Segment and geographic information:
Operating segments—
Nomura’s operating ma
n
agement and management reporting are prepared based on the Retail, the Asset Management, and the Wholesale segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure. The operating result of Merchant Banking Division is included in “
Other.
”
The accounting policies for segment information follow U.S. GAAP, except for the impact of unrealized gains/losses on investments in equity securities held for operating purposes, which under U.S. GAAP are included in
Income (loss) before income taxes,
but excluded from segment information.
Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “
Other
”, based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.
Business segments’ results are shown in the following tables.
Net interest revenue
is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management.

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2019
Non-interest revenue	¥154,373	¥61,597	¥271,558	¥184,486	¥672,014
Net interest revenue	3,149	(1,421)	44,626	(902)	45,452

Net revenue	157,522	60,176	316,184	183,584	717,466
Non-interest expenses	144,143	31,988	277,256	58,702	512,089

Income before income taxes	¥13,379	¥28,188	¥38,928	¥124,882	¥205,377

Six months ended September 30, 2020
Non-interest revenue	¥172,676	¥61,487	¥376,148	¥129,786	¥740,097
Net interest revenue	1,197	(621)	92,826	(8,011)	85,391

Net revenue	173,873	60,866	468,974	121,775	825,488
Non-interest expenses	135,979	30,312	315,628	82,388	564,307

Income before income taxes	¥37,894	¥30,554	¥153,346	¥39,387	¥261,181

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2019
Non-interest revenue	¥75,350	¥26,384	¥134,934	¥120,526	¥357,194
Net interest revenue	1,532	(708)	21,764	2,769	25,357

Net revenue	76,882	25,676	156,698	123,295	382,551
Non-interest expenses	71,621	15,630	137,777	29,866	254,894

Income before income taxes	¥5,261	¥10,046	¥18,921	¥93,429	¥127,657

Three months ended September 30, 2020
Non-interest revenue	¥92,331	¥27,132	¥185,601	¥29,829	¥334,893
Net interest revenue	464	(290)	34,704	(2,727)	32,151

Net revenue	92,795	26,842	220,305	27,102	367,044
Non-interest expenses	69,970	15,442	154,828	45,131	285,371

Income (loss) before income taxes	¥22,825	¥11,400	¥65,477	¥(18,029)	¥81,673

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in “
Other.
”
The following table presents the major components of
Income (loss) before income taxes
in “
Other
.”

	Millions of yen
	Six months ended September 30
	2019	2020
Net gain related to economic hedging transactions	¥19,837	¥612
Realized gain on investments in equity securities held for operating purposes	1,330	809
Equity in earnings of affiliates	16,274	11,860
Corporate items (1)	(3,244)	29,085
Other (2)(3)	90,685	(2,979)

Total	¥124,882	¥39,387

	Millions of yen
	Three months ended September 30
	2019	2020
Net gain (loss) related to economic hedging transactions	¥7,043	¥(4,965)
Realized gain on investments in equity securities held for operating purposes	1,254	124
Equity in earnings of affiliates	8,009	5,251
Corporate items	(4,635)	(16,005)
Other (2)(3)	81,758	(2,434)

Total	¥93,429	¥(18,029)

(1)
The income before income taxes for the six months ended September 30, 2020 includes a gain of ¥ 71,075 million which represents the difference between the fair value of the assets acquired and the carrying value of the assets transferred by Nomura as a result of the rights conversion of the Tokyo Nihonbashi district redevelopment project.

(2)	The income before income taxes for the six months and three months ended September 30, 2019 includes gain of ¥73,293 million from the sale of Nomura Research Institute, Ltd. ordinary shares.
(3)	Includes the impact of Nomura’s own creditworthiness.
The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported
Net revenue,
Non-interest
expenses
and
Income before income taxes
in the consolidated statements of income.

	Millions of yen
	Six months ended September 30
	2019	2020
Net revenue	¥717,466	¥825,488
Unrealized gain (loss) on investments in equity securities held for operating purposes	(2,085)	4,257

Consolidated net revenue	¥715,381	¥829,745

Non-interest expenses	¥512,089	¥564,307
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥512,089	¥564,307

Income before income taxes	¥205,377	¥261,181
Unrealized gain (loss) on investments in equity securities held for operating purposes	(2,085)	4,257

Consolidated income before income taxes	¥203,292	¥265,438

	Millions of yen
	Three months ended September 30
	2019	2020
Net revenue	¥382,551	¥367,044
Unrealized gain on investments in equity securities held for operating purposes	829	1,954

Consolidated net revenue	¥383,380	¥368,998

Non-interest expenses	¥254,894	¥285,371
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥254,894	¥285,371

Income before income taxes	¥127,657	¥81,673
Unrealized gain on investments in equity securities held for operating purposes	829	1,954

Consolidated income before income taxes	¥128,486	¥83,627

Geographic information—
Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.
The table below presents a geographic allocation of
Net revenue
and
Income (loss) before income taxes
from operations by geographic areas, and
long-lived assets
associated with Nomura’s operations. Net revenue in “Americas” and “Europe” substantially represents Nomura’s operations in the U.S. and the U.K., respectively.
Net revenue
and
Long-lived assets
have been allocated based on transactions with external customers while
Income (loss) before income taxes
have been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Six months ended September 30
	2019	2020
Net revenue (1) :
Americas	¥125,274	¥222,091
Europe	60,921	59,681
Asia and Oceania	33,257	27,605

Subtotal	219,452	309,377
Japan	495,929	520,368

Consolidated	¥715,381	¥829,745

Income (loss) before income taxes:
Americas	¥15,409	¥79,157
Europe	3,039	6,580
Asia and Oceania	22,172	21,915

Subtotal	40,620	107,652
Japan	162,672	157,786

Consolidated	¥203,292	¥265,438

	Millions of yen
	Three months ended September 30
	2019	2020
Net revenue (1) :
Americas	¥52,735	¥112,903
Europe	30,091	39,510
Asia and Oceania	16,441	17,369

Subtotal	99,267	169,782
Japan	284,113	199,216

Consolidated	¥383,380	¥368,998

Income (loss) before income taxes:
Americas	¥1,143	¥39,159
Europe	(1,490)	(8,437)
Asia and Oceania	10,530	12,720

Subtotal	10,183	43,442
Japan	118,303	40,185

Consolidated	¥128,486	¥83,627

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	March 31, 2020	September 30, 2020
Long-lived assets:
Americas	¥84,904	¥93,175
Europe	52,179	61,857
Asia and Oceania	29,618	28,016

Subtotal	166,701	183,048
Japan	292,212	312,610

Consolidated	¥458,913	¥495,658